Significant Accounting Policies - Summary of Operating Lease Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	[1]	Jan. 01, 2019
Less: commitments relating to leases exempt from capitalization:
Total lease liabilities recognized at January 1, 2019	¥ 121,213	¥ 134,074
IFRS Sixteen [Member]
Lease Commitements Reconcilation [Line Items]
Operating lease commitments at December 31, 2018				¥ 75,729
Less: commitments relating to leases exempt from capitalization:
- short-term leases, other leases with remaining lease term ending on or before December 31, 2019 and leases of low-value assets				(924)
- leases contracts entered before December 31, 2018 but the lease period start after January 1, 2019				(16,612)
Less: total future interest expenses				(10,037)
Present value of remaining lease payments, discounted using the incremental borrowing rates at January 1, 2019				48,156
Add: finance lease liabilities recognized as at December 31, 2018				72,221
Total lease liabilities recognized at January 1, 2019				¥ 120,377

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).